SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Year 1		$ 67,589
Year 2	$ 12,289
Total lease payments	12,289	67,589
Less: Imputed interest	(122)	(2,627)
Present value of lease liabilities	$ 12,167	$ 64,962